Fair Value Measurements - Reconciliation of Liabilities Measured at Fair Value (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	$ 46,042	$ 13,340
SAFEs issued during the period	10,232	18,985
Change in fair value during the period	$ 27,864	$ 13,717
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Change in fair value of simple agreements for future equity	Change in fair value of simple agreements for future equity
Change in fair value upon conversion on SAFEs at Closing	$ (84,138)	$ 0
Ending balance	$ 0	$ 46,042